Income Taxes (Details) (USD $)	3 Months Ended	12 Months Ended
	Dec. 29, 2012	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011	Jan. 02, 2010
Income Taxes [Line Items]
Effective Income Tax Rate Reconciliation, Tax Settlements, Other		4.60%	0.00%	0.00%
Tax Adjustments, Settlements, and Unusual Provisions	$ 46,000,000	$ 46,000,000
Undistributed Foreign Earnings	2,800,000,000	2,800,000,000
Tax Credit Carryforward, Amount	68,000,000	68,000,000
Deferred Tax Assets, Valuation Allowance	228,000,000	228,000,000	157,000,000
Significant Change in Unrecognized Tax Benefits is Reasonably Possible, Amount of Unrecorded Benefit	100,000,000	100,000,000
Unrecognized Tax Benefits, Income Tax Penalties and Interest Expense		22,000,000	1,000,000	4,000,000
Accrued interest and penalties	69,000,000	69,000,000	35,000,000	34,000,000
Unrecognized Tax Benefits	314,000,000	314,000,000	205,000,000	163,000,000	121,000,000
Domestic Tax Authority [Member]
Income Taxes [Line Items]
Operating Loss And Capital Loss Carryforwards	12,000,000	12,000,000	2,000,000
Tax Credit Carryforward, Expiration Date		2014 through 2027
State and Local Jurisdiction [Member]
Income Taxes [Line Items]
Operating Loss Carryforwards	1,000,000	1,000,000
Operating Loss Carryforwards, Expiration Dates		2014 through 2018
Foreign Tax Authority [Member]
Income Taxes [Line Items]
Operating Loss Carryforwards	$ 223,000,000	$ 223,000,000